Eaton Vance

Richard Bernstein Equity Strategy Fund

November 30, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 89.5%

Security	Shares	Value
Aerospace & Defense — 0.7%
Boeing Co. (The)	4,407	$1,613,755
MTU Aero Engines AG	8,954	2,423,751
Thales SA	12,529	1,227,237

		$5,264,743

Automobiles — 0.4%
Daimler AG	51,951	$2,923,944

		$2,923,944

Banks — 2.4%
Bank of America Corp.	58,888	$1,962,148
HSBC Holdings PLC	316,177	2,355,640
JPMorgan Chase & Co.	48,155	6,344,903
PNC Financial Services Group, Inc. (The)	13,424	2,056,691
U.S. Bancorp	37,916	2,276,098
Wells Fargo & Co.	67,402	3,670,713

		$18,666,193

Beverages — 3.0%
Asahi Group Holdings, Ltd.	35,500	$1,708,670
Britvic PLC	136,160	1,704,297
Brown-Forman Corp., Class B	44,402	3,011,344
Coca-Cola Co. (The)	124,611	6,654,227
Coca-Cola European Partners PLC	32,006	1,615,023
Monster Beverage Corp.(1)	28,649	1,713,783
PepsiCo, Inc.	49,720	6,753,467

		$23,160,811

Biotechnology — 2.6%
AbbVie, Inc.	33,136	$2,907,021
Alexion Pharmaceuticals, Inc.(1)	13,199	1,503,894
Amgen, Inc.	20,263	4,756,131
Biogen, Inc.(1)	5,950	1,783,870
CSL, Ltd.	24,953	4,788,353
Gilead Sciences, Inc.	29,130	1,958,701
Vertex Pharmaceuticals, Inc.(1)	11,286	2,502,671

		$20,200,641

Building Products — 0.2%
Kingspan Group PLC	25,698	$1,383,764

		$1,383,764

Capital Markets — 2.0%
Ameriprise Financial, Inc.	13,077	$2,142,928
Bank of New York Mellon Corp. (The)	36,296	1,777,415
BlackRock, Inc.	3,651	1,806,916

Security	Shares	Value
Charles Schwab Corp. (The)	36,162	$1,790,019
CME Group, Inc.	7,753	1,571,766
Moody’s Corp.	6,984	1,583,063
Morgan Stanley	41,668	2,061,733
Northern Trust Corp.	17,794	1,908,228
State Street Corp.	13,337	1,001,609

		$15,643,677

Chemicals — 1.9%
Air Liquide SA	10,982	$1,488,820
Air Products and Chemicals, Inc.	8,502	2,009,278
Ecolab, Inc.	11,393	2,126,731
Givaudan SA	1,172	3,445,944
LyondellBasell Industries NV, Class A	10,176	941,687
Sherwin-Williams Co. (The)	3,518	2,051,451
Sika AG	14,489	2,520,545

		$14,584,456

Commercial Services & Supplies — 0.3%
Securitas AB, Class B	123,582	$2,048,916

		$2,048,916

Communications Equipment — 0.3%
Cisco Systems, Inc.	51,887	$2,351,000

		$2,351,000

Construction & Engineering — 0.3%
Eiffage SA	21,746	$2,373,426

		$2,373,426

Consumer Finance — 0.3%
American Express Co.	20,136	$2,418,736

		$2,418,736

Containers & Packaging — 0.7%
Ball Corp.	31,934	$2,109,560
Sonoco Products Co.	59,445	3,598,206

		$5,707,766

Distributors — 0.2%
Genuine Parts Co.	18,386	$1,918,947

		$1,918,947

Diversified Consumer Services — 0.4%
TAL Education Group ADR(1)	68,100	$3,014,106

		$3,014,106

Diversified Financial Services — 0.3%
Berkshire Hathaway, Inc., Class B(1)	11,101	$2,445,550

		$2,445,550

Diversified Telecommunication Services — 0.8%
AT&T, Inc.	97,667	$3,650,792
Verizon Communications, Inc.	38,279	2,305,927

		$5,956,719

Security	Shares	Value
Electric Utilities — 4.4%
Alliant Energy Corp.	69,582	$3,687,846
Duke Energy Corp.	19,353	1,706,354
Eversource Energy	50,214	4,149,685
Hawaiian Electric Industries, Inc.	40,110	1,751,604
IDACORP, Inc.	28,901	3,036,050
NextEra Energy, Inc.	24,013	5,614,720
OGE Energy Corp.	71,007	2,986,554
Pinnacle West Capital Corp.	29,375	2,567,081
Portland General Electric Co.	47,404	2,631,396
Southern Co. (The)	30,738	1,905,449
Xcel Energy, Inc.	65,350	4,018,371

		$34,055,110

Electronic Equipment, Instruments & Components — 0.2%
Hexagon AB, Class B	30,429	$1,719,984

		$1,719,984

Entertainment — 0.4%
Walt Disney Co. (The)	19,763	$2,995,675

		$2,995,675

Equity Real Estate Investment Trusts (REITs) — 5.2%
American Tower Corp.	9,971	$2,134,093
AvalonBay Communities, Inc.	7,374	1,581,059
Digital Realty Trust, Inc.	15,779	1,908,470
EPR Properties	39,048	2,769,284
Equity LifeStyle Properties, Inc.	52,414	3,882,829
Essex Property Trust, Inc.	11,267	3,517,332
Extra Space Storage, Inc.	23,175	2,457,709
Federal Realty Investment Trust	24,218	3,198,471
Mid-America Apartment Communities, Inc.	11,786	1,604,193
National Retail Properties, Inc.	52,448	2,923,452
Public Storage	5,763	1,214,149
Realty Income Corp.	19,122	1,465,319
Simon Property Group, Inc.	22,419	3,389,977
Weingarten Realty Investors	105,917	3,372,397
Welltower, Inc.	40,485	3,423,816
WP Carey, Inc.	17,056	1,422,812

		$40,265,362

Food & Staples Retailing — 2.8%
Costco Wholesale Corp.	19,766	$5,926,045
Create SD Holdings Co., Ltd.	57,600	1,392,913
George Weston, Ltd.	27,018	2,197,564
Kroger Co. (The)	51,029	1,395,133
Loblaw Cos., Ltd.	42,809	2,307,554
Sysco Corp.	23,054	1,857,000
Tsuruha Holdings, Inc.	8,600	1,026,185
Walgreens Boots Alliance, Inc.	21,476	1,279,970
Walmart, Inc.	33,594	4,000,709

		$21,383,073

Food Products — 5.7%
AAK AB	155,862	$2,847,716
Archer-Daniels-Midland Co.	51,233	2,199,433

Security	Shares	Value
Associated British Foods PLC	51,739	$1,718,184
Cranswick PLC	72,492	2,933,686
General Mills, Inc.	46,241	2,465,570
Hershey Co. (The)	28,355	4,201,077
Hormel Foods Corp.	70,953	3,159,537
JM Smucker Co. (The)	14,662	1,540,829
Kellogg Co.	29,816	1,941,618
Kerry Group PLC, Class A	23,015	2,951,053
Kikkoman Corp.	26,900	1,352,843
McCormick & Co., Inc.	22,860	3,869,055
MEIJI Holdings Co., Ltd.	19,800	1,346,183
Mondelez International, Inc., Class A	34,648	1,820,406
Nestle SA	34,753	3,608,014
Saputo, Inc.	88,320	2,669,614
Tyson Foods, Inc., Class A	27,149	2,440,424
Yakult Honsha Co., Ltd.	21,600	1,267,717

		$44,332,959

Gas Utilities — 0.9%
Atmos Energy Corp.	21,755	$2,326,915
Rubis SCA	25,569	1,456,451
Southwest Gas Holdings, Inc.	19,242	1,457,774
Spire, Inc.	25,847	2,001,075

		$7,242,215

Health Care Equipment & Supplies — 8.1%
Abbott Laboratories	40,038	$3,421,247
Becton, Dickinson and Co.	17,514	4,527,369
Boston Scientific Corp.(1)	53,829	2,328,104
Cooper Cos., Inc. (The)	10,567	3,308,422
Danaher Corp.	38,004	5,547,824
DENTSPLY SIRONA, Inc.	35,878	2,028,542
Edwards Lifesciences Corp.(1)	9,853	2,413,394
Fisher & Paykel Healthcare Corp., Ltd.	280,175	3,983,449
GN Store Nord A/S	34,962	1,647,035
IDEXX Laboratories, Inc.(1)	11,070	2,784,991
Intuitive Surgical, Inc.(1)	3,682	2,183,058
Koninklijke Philips NV	55,088	2,557,500
Medtronic PLC	30,630	3,411,876
ResMed, Inc.	23,541	3,521,734
Sartorius AG, PFC Shares	11,267	2,371,913
Siemens Healthineers AG(2)	46,046	2,232,780
STERIS PLC	13,681	2,067,746
Stryker Corp.	24,033	4,923,400
Sysmex Corp.	17,000	1,178,457
Varian Medical Systems, Inc.(1)	11,684	1,562,501
West Pharmaceutical Services, Inc.	17,502	2,573,319
Zimmer Biomet Holdings, Inc.	13,712	1,992,079

		$62,566,740

Health Care Providers & Services — 6.6%
Anthem, Inc.	14,875	$4,293,818
Cardinal Health, Inc.	36,187	1,991,371
Centene Corp.(1)	32,020	1,936,249
Cigna Corp.	21,447	4,287,684
CVS Health Corp.	61,137	4,601,782

Security	Shares	Value
DaVita, Inc.(1)	26,204	$1,880,661
Henry Schein, Inc.(1)	25,704	1,771,006
Humana, Inc.	6,036	2,059,664
Laboratory Corp. of America Holdings(1)	11,220	1,933,094
McKesson Corp.	19,116	2,764,938
MEDNAX, Inc.(1)	42,214	1,102,630
Orpea	13,920	1,722,214
Quest Diagnostics, Inc.	17,240	1,836,922
Ramsay Health Care, Ltd.	92,919	4,592,048
Ryman Healthcare, Ltd.	310,937	3,013,430
UnitedHealth Group, Inc.	28,747	8,045,423
Universal Health Services, Inc., Class B	25,592	3,569,828

		$51,402,762

Health Care Technology — 0.3%
Cerner Corp.	31,317	$2,241,984

		$2,241,984

Hotels, Restaurants & Leisure — 1.1%
McDonald’s Corp.	21,741	$4,228,190
Starbucks Corp.	51,170	4,371,453

		$8,599,643

Household Products — 3.5%
Church & Dwight Co., Inc.	47,600	$3,343,424
Clorox Co. (The)	20,648	3,060,653
Colgate-Palmolive Co.	60,520	4,104,466
Henkel AG & Co. KGaA	43,127	4,165,895
Kimberly-Clark Corp.	24,040	3,277,614
Procter & Gamble Co. (The)	61,349	7,488,259
Reckitt Benckiser Group PLC	18,809	1,476,550

		$26,916,861

Industrial Conglomerates — 0.2%
Siemens AG	14,387	$1,853,807

		$1,853,807

Insurance — 3.8%
Aflac, Inc.	56,760	$3,112,719
Allianz SE	9,593	2,294,138
Allstate Corp. (The)	19,606	2,183,128
American Financial Group, Inc.	16,939	1,858,378
Aon PLC	13,238	2,695,389
AXA SA	52,482	1,427,759
Chubb, Ltd.	11,186	1,694,455
Marsh & McLennan Cos., Inc.	30,146	3,257,878
Muenchener Rueckversicherungs-Gesellschaft AG	5,392	1,547,052
Progressive Corp. (The)	30,987	2,263,600
Swiss Life Holding AG	10,703	5,306,887
Travelers Cos., Inc. (The)	13,951	1,907,381

		$29,548,764

Interactive Media & Services — 2.6%
Alphabet, Inc., Class A(1)	3,726	$4,859,039
Alphabet, Inc., Class C(1)	5,109	6,667,041

Security	Shares	Value
Autohome, Inc. ADR(1)	33,480	$2,278,314
Facebook, Inc., Class A(1)	32,021	6,456,714

		$20,261,108

Internet & Direct Marketing Retail — 2.2%
Alibaba Group Holding, Ltd. ADR(1)	13,001	$2,600,200
Amazon.com, Inc.(1)	6,723	12,106,778
Booking Holdings, Inc.(1)	1,183	2,252,468

		$16,959,446

IT Services — 0.5%
Atos SE	17,015	$1,445,176
Mastercard, Inc., Class A	2,700	789,021
Visa, Inc., Class A	9,327	1,720,925

		$3,955,122

Life Sciences Tools & Services — 2.8%
Agilent Technologies, Inc.	21,312	$1,721,370
Illumina, Inc.(1)	5,736	1,839,879
Lonza Group AG	5,502	1,868,610
Mettler-Toledo International, Inc.(1)	5,720	4,115,025
PerkinElmer, Inc.	22,442	2,084,862
Sartorius Stedim Biotech	14,463	2,295,943
Thermo Fisher Scientific, Inc.	19,037	5,976,666
Waters Corp.(1)	7,609	1,689,731

		$21,592,086

Media — 0.4%
Comcast Corp., Class A	68,335	$3,016,990

		$3,016,990

Multi-Utilities — 1.9%
CMS Energy Corp.	62,128	$3,808,446
DTE Energy Co.	28,907	3,611,641
NorthWestern Corp.	47,011	3,364,577
WEC Energy Group, Inc.	46,518	4,123,821

		$14,908,485

Oil, Gas & Consumable Fuels — 1.6%
BP PLC	307,681	$1,916,466
Chevron Corp.	13,217	1,548,107
Exxon Mobil Corp.	60,387	4,114,166
Royal Dutch Shell PLC, Class A	67,952	1,946,746
World Fuel Services Corp.	72,391	3,069,379

		$12,594,864

Personal Products — 2.9%
Beiersdorf AG	40,344	$4,699,553
Estee Lauder Cos., Inc. (The), Class A	18,510	3,618,150
Kao Corp.	21,100	1,660,708
Kose Corp.	5,400	860,677
Unilever NV	99,679	5,929,661
Unilever PLC	92,373	5,472,159

		$22,240,908

Security	Shares	Value
Pharmaceuticals — 5.9%
Bayer AG	28,385	$2,143,570
Bristol-Myers Squibb Co.	36,600	2,084,004
Eli Lilly & Co.	22,012	2,583,108
Johnson & Johnson	35,519	4,883,507
Merck & Co., Inc.	54,785	4,776,156
Merck KGaA	31,868	3,719,349
Novartis AG	16,795	1,547,875
Novo Nordisk A/S, Class B	114,885	6,457,316
Pfizer, Inc.	165,574	6,377,911
Roche Holding AG PC	14,521	4,475,600
Sanofi	47,664	4,442,774
Zoetis, Inc.	22,598	2,723,511

		$46,214,681

Professional Services — 0.2%
Teleperformance	7,220	$1,710,344

		$1,710,344

Semiconductors & Semiconductor Equipment — 0.3%
Intel Corp.	34,478	$2,001,448

		$2,001,448

Software — 2.4%
Microsoft Corp.	113,317	$17,153,927
SAP SE	10,289	1,397,703

		$18,551,630

Specialty Retail — 1.8%
Home Depot, Inc. (The)	24,965	$5,505,032
Industria de Diseno Textil SA	70,800	2,202,710
Lowe’s Cos., Inc.	17,732	2,080,141
TJX Cos., Inc. (The)	69,704	4,261,005

		$14,048,888

Technology Hardware, Storage & Peripherals — 2.5%
Apple, Inc.	71,453	$19,095,814

		$19,095,814

Textiles, Apparel & Luxury Goods — 0.3%
NIKE, Inc., Class B	27,136	$2,536,945

		$2,536,945

Tobacco — 0.9%
Altria Group, Inc.	79,341	$3,943,248
British American Tobacco PLC	45,038	1,782,616
Philip Morris International, Inc.	18,363	1,522,843

		$7,248,707

Trading Companies & Distributors — 0.3%
Brenntag AG	49,143	$2,618,728

		$2,618,728

Total Common Stocks (identified cost $541,005,904)		$694,744,528

Exchange-Traded Funds(3) — 10.1%

Security	Shares	Value
Equity Funds — 10.1%
iShares MSCI China ETF	1,319,266	$78,707,410

Total Exchange-Traded Funds (identified cost $83,571,282)		$78,707,410

Short-Term Investments — 0.4%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.82%(4)	2,745,076	$2,745,076

Total Short-Term Investments (identified cost $2,744,845)		$2,745,076

Total Investments — 100.0% (identified cost $627,322,031)		$776,197,014

Other Assets, Less Liabilities — 0.0%(5)		$85,436

Net Assets — 100.0%		$776,282,450

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At November 30, 2019, the aggregate value of these securities is $2,232,780 or 0.3% of the Fund’s net assets.

(3)

The Fund is permitted to invest in certain Exchange-Traded Funds (ETFs) in excess of the limits set forth in the Investment Company Act of 1940, as amended, in reliance upon exemptive relief provided to the ETFs by the Securities and Exchange Commission and meeting certain conditions set forth in the exemptive orders.

(4)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2019.

(5)	Amount is less than 0.05%.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	67.6%	$524,827,795
Germany	4.5	34,392,183
United Kingdom	3.7	28,851,028
Switzerland	2.9	22,773,475
France	2.5	19,590,144
Japan	1.5	11,794,353
Australia	1.2	9,380,401
Denmark	1.1	8,104,351
China	1.0	7,892,620
Canada	0.9	7,174,732

Country	Percentage of Net Assets	Value
New Zealand	0.9%	$6,996,879
Sweden	0.9	6,616,616
Ireland	0.6	4,334,817
Netherlands	0.3	2,557,500
Spain	0.3	2,202,710
Exchange-Traded Funds	10.1	78,707,410

Total Investments	100.0%	$776,197,014

Abbreviations:

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

PFC Shares	-	Preference Shares

The Fund did not have any open derivative instruments at November 30, 2019.

At November 30, 2019, the value of the Fund’s investment in affiliated funds was $2,745,076, which represents 0.4% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended November 30, 2019 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC, 1.82%	$48,441	$41,173,065	$(38,478,721)	$2,060	$231	$2,745,076	$42,056	2,745,076

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$32,230,492	$—	$—	$32,230,492
Consumer Discretionary	44,875,265	5,126,654	—	50,001,919
Consumer Staples	98,225,755	47,057,564	—	145,283,319
Energy	8,731,652	3,863,212	—	12,594,864
Financials	55,791,444	12,931,476	—	68,722,920
Health Care	157,285,029	46,933,865	—	204,218,894
Industrials	3,662,671	13,591,057	—	17,253,728
Information Technology	44,832,119	2,842,879	—	47,674,998
Materials	12,836,913	7,455,309	—	20,292,222

Asset Description	Level 1	Level 2		Level 3	Total
Real Estate	$40,265,362	$—		$—	$40,265,362
Utilities	54,749,359	1,456,451		—	56,205,810
Total Common Stocks	$553,486,061	$141,258,467	*	$—	$694,744,528
Exchange-Traded Funds	$78,707,410	$—		$—	$78,707,410
Short-Term Investments	—	2,745,076		—	2,745,076
Total Investments	$632,193,471	$144,003,543		$—	$776,197,014

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.